ANGEL OAK CORE IMPACT FUND
Class A | Class C | Institutional Class

a series of Angel Oak Funds Trust

Supplement to the Prospectus, dated May 31, 2021, as supplemented, and the Summary Prospectus, dated August 24, 2021

December 28, 2021

The Board of Trustees of the Angel Oak Funds Trust adopted changes to the principal investment strategies of the Angel Oak Core Impact Fund (the “Fund”) in order to permit greater investments in municipal securities.
Accordingly, the following changes to the Fund’s principal investment strategies disclosure and related risk disclosure are effective immediately:
The first paragraph of the “Principal Investment Strategies” section in the Fund’s Summary Prospectus and the first paragraph of the “Principal Investment Strategies” subsection of the “Angel Oak Core Impact Fund Summary” section of the Prospectus is hereby replaced in its entirety with the following:
The Fund will principally invest in a diverse portfolio of investments that Angel Oak Capital Advisors (the “Adviser”) believes have positive aggregate environmental, social and/or governance (“ESG”) impact outcomes. As discussed in more detail below, the Adviser believes that investments with positive aggregate ESG outcomes are those that provide measurable environmental, social and governance benefits. The Adviser will select these investments from a broad range of instruments across various asset classes, including: U.S. Treasury and U.S. government agency securities; agency and non-agency residential mortgage-backed securities (“RMBS”); corporate debt (including bank-issued subordinated debt, including subordinated debt issued by community banks); commercial mortgage-backed securities (“CMBS”); mortgage loans, secured and unsecured consumer loans, commercial loans and pools of such loans (collectively, “Loans”); municipal securities; and collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”), asset-backed securities (“ABS”) and other debt securitizations (collectively, “Structured Products”). The Loans and Structured Products in which the Fund invests may include or be backed by unsecured consumer loans, credit card receivables, student loans, automobile loans, loans financing solar energy systems and residential and commercial real estate loans. The Fund may invest, without limitation, in securities of any quality and maturity. The Fund will invest in high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB+ or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default. Although the Fund will not acquire investments of issuers that are in default at the time of investment, the Fund may hold such securities if an investment subsequently defaults.
The “Principal Risks” section in the Fund’s Summary Prospectus and the “Principal Risks” subsection of the “Angel Oak Core Impact Fund Summary” section of the Prospectus are updated to include the following Municipal Securities Risk:
Municipal Securities Risk. The yields on municipal bonds are dependent on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issuer. The market value of municipal bonds will vary with changes in interest rate levels and as a result of changing evaluations of the ability of bond issuers to meet interest and principal payments.

The amount of public information available about the municipal securities is generally less than that for corporate bonds and certain other securities. The secondary market for municipal securities also tends to be less well-developed or liquid than many other securities markets. In addition, certain state and municipal governments that issue securities may be under significant economic and financial stress and may not be able to satisfy their obligations. In addition, issuers of municipal securities might seek protection under the bankruptcy laws, and holders of municipal bonds could experience delays in collecting principal and interest and may be unable to collect all principal and interest to which they are entitled.
The first paragraph under the “Principal Investment Strategies of the Core Impact Fund” subsection of the “Additional Information about the Funds’ Objectives, Principal Investment Strategies and Principal Investment Risks” section of the Prospectus is hereby replaced in its entirety with the following:
The Fund will principally invest in a diverse portfolio of investments that the Adviser believes have positive aggregate environmental, social and/or governance (“ESG”) impact outcomes. As discussed in more detail below, the Adviser believes that investments with positive aggregate ESG outcomes are those that provide measurable environmental, social and governance benefits. The Adviser will select these investments from a broad range of instruments across various asset classes, including: U.S. Treasury and U.S. government agency securities; agency and non-agency residential mortgage-backed securities (“RMBS”); corporate debt (including bank-issued subordinated debt, including subordinated debt issued by community banks); commercial mortgage-backed securities (“CMBS”); mortgage loans, secured and unsecured consumer loans, commercial loans and pools of such loans (collectively, “Loans”); municipal securities; and collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”), asset-backed securities (“ABS”) and other debt securitizations (collectively, “Structured Products”). The Loans and Structured Products in which the Fund invests may include or be backed by unsecured consumer loans, credit card receivables, student loans, automobile loans, loans financing solar energy systems and residential and commercial real estate loans. The Fund may invest, without limitation, in securities of any quality and maturity. The Fund will invest in high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB+ or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default. Although the Fund will not acquire investments of issuers that are in default at the time of investment, the Fund may hold such securities if an investment subsequently defaults.
In addition, the “Principal Risks of Investing in the Funds” subsection of the “Additional Information about the Funds’ Objectives, Principal Investment Strategies, and Principal Investment Risks” section of the Prospectus is updated to include the following Municipal Securities Risk:
Municipal Securities Risk. Municipal securities may be general obligation or revenue bonds and typically are issued to finance public projects, such as roads or public buildings, to pay general operating expenses or to refinance outstanding debt. Municipal securities may also be issued for private activities, such as housing, medical and educational facility construction or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit and taxing authority of the issuer and may be repaid from any revenue source. Revenue bonds may be repaid only from the revenues of a specific facility or source. The Fund also may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. The yields on municipal bonds are dependent on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issuer. The market value of municipal bonds will vary with changes in interest rate levels and as a result of changing evaluations of the ability of bond issuers to meet interest and principal payments.

Certain municipal securities may not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the municipal securities to which the Fund may be economically exposed is generally less than that for corporate bonds and certain other securities, and the investment performance of the Fund’s investments in municipal securities may therefore be dependent on the analytical abilities of the Adviser. The secondary market for municipal securities, particularly non-investment grade bonds, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such securities at attractive prices.
In addition, certain state and municipal governments that issue securities may be under significant economic and financial stress and may not be able to satisfy their obligations. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among Federal, state and local governments. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit generally will depend on many factors, including the entity’s tax base, the extent to which the entity relies on Federal or state aid, and other factors which are beyond the entity’s control.
In addition, issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal bonds could experience delays in collecting principal and interest and such holders may not, in all circumstances, be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses.

Please retain this Supplement with your Prospectus and Summary Prospectus for future reference.
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